Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________
(212) 735-3000
Fax: (212) 735-2000
http://www.skadden.com
March 12, 2012
Laura Hatch
Division of Investment Management
Securities and Exchange Commission
Washington, D.C. 20549

RE:	GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (333-170691 and 811-21698)
Dear Ms. Hatch:
          Electronically transmitted herewith for filing on behalf of GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) is the Fund’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.
          The Fund represents that its Registration Statement is substantially similar to Post-Effective Amendment No. 3, filed June 9, 2011, to the Fund’s current shelf registration statement (File No. 333-170691) and that the only substantive changes made to the disclosure contained in Post-Effective Amendment No. 3 to the Fund’s current shelf registration statement are as follows:
•	Financial statements and the notes thereto and selected financial data has been revised as of the Fund’s fiscal year-end December 31, 2011.

•	The sections related to the Fund’s management were revised to show current information about the Board of Trustees and the Fund’s executive officers.

•	The table on compensation paid to Trustees was updated.

•	Fees paid to the Fund’s investment adviser were updated.

•	The tax disclosure was revised to show current regulatory conditions.

•	Other minor factual updates.

If you have any questions, please contact me at (212) 735-3859.

Sincerely,
/s/ Veronica Castillo
Veronica Castillo

Enclosures

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